Other Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Line Items]
Line of credit with a commercial bank	$ 1,000,000	$ 1,000,000
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Outstanding borrowings	0	0
Debt instrument maximum borrowing capacity amount	31,846,000
Credit Card Portfolio [Member]
Debt Disclosure [Line Items]
Outstanding borrowings	$ 0	$ 0